Income Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Federal and foreign net operating losses and tax attributes	$ 7,400,000	$ 5,650,000
Other intangibles	391,000	425,000
Total	8,203,000	6,414,000
Valuation allowance	(8,203,000)	(6,414,000)
OneMain Holdings, Inc. [Member]
Allowance for loan losses	246,000,000	223,000,000
State taxes, net of federal	56,000,000	41,000,000
Mark-to-market	51,000,000	0
Pension/employee benefits	29,000,000	37,000,000
Acquisition costs	9,000,000	10,000,000
Legal and warranty reserve	6,000,000	6,000,000
Federal and foreign net operating losses and tax attributes	4,000,000	16,000,000
Other intangibles	1,000,000	0
Capital loss carryforward	0	27,000,000
Deferred insurance commissions	0	12,000,000
Joint venture	0	7,000,000
Payment protection insurance liability	0	2,000,000
Other	5,000,000	25,000,000
Total	407,000,000	406,000,000
Debt fair value adjustment	90,000,000	121,000,000
Impact of tax accounting method change	38,000,000	76,000,000
Goodwill	37,000,000	5,000,000
Discount - debt exchange	16,000,000	20,000,000
Deferred loan fees	12,000,000	4,000,000
Fixed assets	6,000,000	2,000,000
Insurance reserves	2,000,000	11,000,000
Deferred insurance commissions	1,000,000	0
Mark-to-market	0	22,000,000
Other intangibles	0	12,000,000
Total	202,000,000	273,000,000
Net deferred tax assets before valuation allowance	(205,000,000)	(133,000,000)
Valuation allowance	(29,000,000)	(38,000,000)
Net deferred tax assets	$ 176,000,000	$ 95,000,000